LEASES	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Leases	Leases

	Years ended December 31,
	2021	2020
Balance, beginning of year	$66.8	$58.8
Additions	18.1	24.4
Interest expense	2.6	2.9
Foreign exchange impact	(0.4)	0.2
Principal lease payments	(18.9)	(16.5)
Interest payments	(2.6)	(3.0)
Balance, end of year	$65.6	$66.8
Current portion	$21.4	$18.0
Non-current portion	44.2	48.8
	$65.6	$66.8
Leases are entered into and exist to meet specific business requirements, considering the appropriate term and nature of the leased asset.
Extension options
Some property leases contain extension options exercisable by the Company up to one year before the end of the non-cancellable contract period. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.
Some mobile equipment leases contain extension options which are exercisable by the Company, but require renegotiation or mutual agreement with the lessor. As these extension options are not exercisable only by the Company, the lease terms do not reflect the extension options and this resulted in some of the leases being classified as short-term.
Short-term and low-value leases and variable lease payments
Short-term leases are leases with a lease term of twelve months or less and leases of low-value assets are comprised of miscellaneous equipment. Such items are recognized in cost of sales or general and administrative expenses in the consolidated statements of earnings (loss).
Some lease payments are driven by variable rates which are based on time, usage or a combination of both. Variable lease payments are not included in the lease liability and are recognized in cost of sales or exploration expenses in the consolidated statements of earnings (loss) when incurred.

	Years ended December 31,
	2021	2020
Amounts recognized in statement of earnings (loss):
Short-term and low-value leases	$42.7	$47.2
Variable lease payments	$26.6	$30.1